Debt - Summary of Allocation of Senior Secured Delayed Draw Term loan (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Proforma Debt Instrument [Line Items]
Outstanding Balance	$ 696
Percentage of Outstanding Balance	100.00%
Loss Extinguishment of Debt	4
Allocation of Unamortized Cost	20
Senior Secured Term Loan [Member]
Proforma Debt Instrument [Line Items]
Outstanding Balance	547
Percentage of Outstanding Balance	79.00%
Loss Extinguishment of Debt
Allocation of Unamortized Cost	16
Senior Secured Delayed Draw [Member]
Proforma Debt Instrument [Line Items]
Outstanding Balance	149
Percentage of Outstanding Balance	21.00%
Loss Extinguishment of Debt	4
Allocation of Unamortized Cost	$ 4